Advances for vessel acquisitions and Vessels, net (Tables)	12 Months Ended
Dec. 31, 2022
Advances for vessel acquisitions and Vessels, net
Schedule of Vessels, net in the accompanying consolidated balance sheets
Vessel Cost
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2020 $
872,431 $ (156,253)
$ 716,178
- Additions for improvements 1,106 - 1,106
- Additions for improvements reclassified from other non-
current assets 441 - 441
- Vessel disposals
(16,120) 7,110 (9,010)
- Vessels contributed to OceanPal
(47,429) 17,127 (30,302)
- Depreciation for the year
- (34,963) (34,963)
Balance, December 31, 2021 $ 810,429 $ (166,979) $ 643,450
- Additions for vessel acquisitions and improvements 358,504 - 358,504
- Additions for improvements reclassified from other non-
current assets 1,370 - 1,370
- Vessel disposals
(29,175) 12,453 (16,722)
- Depreciation for the year - (36,986) (36,986)
Balance, December 31, 2022 $ 1,141,128 $ (191,512) $ 949,616